FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Swaps Designated as Hedging Instruments
Our interest rate swap contracts as of December 31, 2022 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.41%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.58%
Receiving floating, pay fixed	50,000	August 2019	August 2024	1.39%
Receiving floating, pay fixed	50,000	September 2019	September 2024	1.29%
Receiving floating, pay fixed	100,000	October 2019	October 2025	2.51%
Receiving floating, pay fixed	50,000	March 2020	March 2027	0.94%
Receiving floating, pay fixed	50,000	March 2020	March 2027	0.74%
Receiving floating, pay fixed	50,000	April 2022*	December 2027	2.17%
Receiving floating, pay fixed	50,000	July 2022*	September 2030	1.77%
	500,000
*SOFR-based forward-looking swaps: first payment date for the interest rate swaps is September 2024.

Carrying Value and Fair Value of Financial Instruments
The carrying value and estimated fair value of our financial instruments as of December 31, 2022 and December 31, 2021 are as follows:

		2022	2022	2021	2021
(in thousands of $)	Level	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	1	134,784	134,784	197,032	197,032
Restricted cash	1	3,289	3,289	12,985	12,985
Marketable securities	1	2,187	2,187	1,684	1,684
Related party shareholder loans	2	837	837	6,187	6,187
Derivative assets	2	33,123	33,123	2,679	2,679
Liabilities
Long-term debt - floating	2	1,131,506	1,131,506	1,273,723	1,273,723
Derivative liabilities	2	1,313	1,313	10,364	10,364

Schedule of Significant Unobservable Inputs	As of March 31, 2020, at the date of impairment tests, significant unobservable inputs were as follows:

Significant unobservable input	Range (all vessels)	Weighted average
Forward freight market rates adjusted for scrubber earnings	$8,554 to $15,419 per day	$15,044 per day
Implied charter rates adjusted for scrubber earnings	$12,715 to $15,584 per day	$13,857 per day
Ship operating expenses per day, including drydocking costs	$5,328 to $7,754 per day	$6,918 per day
Offhire	1 to 38 days per year	5.61 days per year